SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Dividend Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 99.3%
Communications - 3.1%
American Tower Corp.	14,275	3,412,581
Verizon Communications, Inc.	59,300	3,448,295

		6,860,876

Consumer Durables - 1.1%
Activision Blizzard, Inc.	26,525	2,466,825

Consumer Non-Durables - 5.9%
Mondelez International, Inc.	42,950	2,513,864
NIKE, Inc.	15,750	2,093,018
PepsiCo, Inc.	29,500	4,172,775
Procter & Gamble Co.	32,575	4,411,632

		13,191,289

Consumer Services - 3.0%
McDonald’s Corp.	13,750	3,081,925
Visa, Inc.	17,400	3,684,102

		6,766,027

Electronic Technology - 17.4%
Analog Devices, Inc.	25,975	4,028,203
Apple, Inc.	90,525	11,057,629
Applied Materials, Inc.	38,700	5,170,320
Broadcom, Inc.	11,725	5,436,413
Garmin, Ltd.	20,200	2,663,370
Marvell Technology Group, Ltd.	33,500	1,640,830
Qualcomm, Inc.	15,400	2,041,886
Skyworks Solutions, Inc.	18,615	3,415,480
TE Connectivity, Ltd.	25,925	3,347,177

		38,801,308

Finance - 17.0%
American Financial Group, Inc.	24,425	2,786,892
Ameriprise Financial, Inc.	14,375	3,341,469
Aon, PLC	11,850	2,726,804
BlackRock, Inc.	3,015	2,273,189
Chubb, Ltd.	18,000	2,843,460
Everest Re Group, Ltd.	9,725	2,409,952
Goldman Sachs Group, Inc.	9,025	2,951,175
JPMorgan Chase & Co.	24,325	3,702,995
M&T Bank Corp.	23,275	3,528,723
MetLife, Inc.	64,125	3,898,159
Morgan Stanley	43,500	3,378,210
Physicians Realty Trust	35,325	624,193
Realty Income Corp.	39,050	2,479,675
Synchrony Financial	26,375	1,072,408

		38,017,304

Name of Issuer	Quantity	Fair Value ($)
Health Services - 1.6%
Quest Diagnostics, Inc.	3,175	407,480
UnitedHealth Group, Inc.	8,725	3,246,311

		3,653,791

Health Technology - 12.8%
Abbott Laboratories	29,425	3,526,292
AbbVie, Inc.	30,400	3,289,888
Agilent Technologies, Inc.	18,725	2,380,696
AstraZeneca, PLC, ADR	47,350	2,354,242
Bristol-Myers Squibb Co.	45,350	2,862,945
Johnson & Johnson	36,875	6,060,406
Medtronic, PLC	34,950	4,128,644
Sanofi, ADR	33,275	1,645,782
Zimmer Biomet Holdings, Inc.	15,350	2,457,228

		28,706,123

Industrial Services - 1.9%
Jacobs Engineering Group, Inc.	16,450	2,126,491
TC Energy Corp.	44,450	2,033,588

		4,160,079

Non-Energy Minerals - 1.6%
BHP Group, Ltd., ADR	50,225	3,485,113

Process Industries - 2.1%
Air Products & Chemicals, Inc.	11,575	3,256,510
Mosaic Co.	47,575	1,503,846

		4,760,356

Producer Manufacturing - 8.1%
Carlisle Cos., Inc.	8,150	1,341,327
Deere & Co.	5,815	2,175,624
Dover Corp.	20,275	2,780,311
Eaton Corp., PLC	17,600	2,433,728
Honeywell International, Inc.	10,350	2,246,674
Parker-Hannifin Corp.	8,775	2,767,898
Raytheon Technologies Corp.	33,825	2,613,658
Siemens AG, ADR	21,200	1,744,675

		18,103,895

Retail Trade - 5.0%
CVS Health Corp.	28,400	2,136,532
Home Depot, Inc.	12,275	3,746,944
Target Corp.	17,000	3,367,190
TJX Cos., Inc.	29,700	1,964,655

		11,215,321

Technology Services - 11.0%
Accenture, PLC	11,650	3,218,312
Alphabet, Inc. - Class A *	1,600	3,300,032
Facebook, Inc. *	7,600	2,238,428

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Microsoft Corp.	53,425	12,596,012
Oracle Corp.	47,425	3,327,812

		24,680,596

Transportation - 2.7%
FedEx Corp.	9,375	2,662,875
Union Pacific Corp.	14,825	3,267,578

		5,930,453

Utilities - 5.0%
Alliant Energy Corp.	43,375	2,349,190
Dominion Energy, Inc.	36,800	2,795,328
Entergy Corp.	32,025	3,185,527
NextEra Energy, Inc.	38,175	2,886,412

		11,216,457

Total Common Stocks (cost: $155,973,307)		222,015,813

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 0.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	1,340,076	1,340,076

(cost: $1,340,076)
Total Investments in Securities - 99.9% (cost: $157,313,383)		223,355,889
Other Assets and Liabilities, net - 0.1%		269,893

Total Net Assets - 100.0%		$223,625,782

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	222,015,813	—	—	222,015,813
Short-Term Securities	1,340,076	—	—	1,340,076
Total:	223,355,889	—	—	223,355,889

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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